S-K 1602(c) Dilution	1 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.92
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 145,212,005
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,500,000
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 109,212,005
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	16,750,000
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.37
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 73,212,005
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	13,000,000
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.98
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 37,212,005
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	9,250,000
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.78
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 1,212,005
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,500,000
No Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.09
No Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.53
No Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.64
No Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.03
No Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.23
No Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.08
No Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
No Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
No Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.02
No Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.22
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 151,400,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	151,400,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	151,400,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	151,400,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	151,400,000
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
No Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
No Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
No Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,500,000)
No Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,000,000)
No Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(1,500,000)
No Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(191,100)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(191,100)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(191,100)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(191,100)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(191,100)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(37,500,000)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(75,000,000)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(112,500,000)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (150,000,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,000,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,000,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,000,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,000,000
No Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	15,000,000
No Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
No Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(3,750,000)
No Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(7,500,000)
No Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(11,250,000)
No Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(15,000,000)
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 167,003,105
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,545,000
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.47
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 125,603,105
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	19,232,500
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.36
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 84,203,105
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,920,000
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.96
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 42,803,105
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,607,500
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.78
Net Tangible Book Value	$ (35,495)
Net Tangible Book Value Adjusted	$ 1,403,105
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	6,295,000
Full Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.1
Full Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.54
Full Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.65
Full Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.05
Full Over- Allotment [Member] | Increase (decrease) attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.23
Full Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Full Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.53
Full Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.64
Full Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.04
Full Over- Allotment [Member] | Pro forms net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.22
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 173,900,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,900,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,900,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,900,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement shares (Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,900,000
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
Full Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	38,600
Full Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,900,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,175,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,450,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(1,725,000)
Full Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(43,125,000)
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(86,250,000)
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(129,375,000)
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (172,500,000)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	17,250,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	17,250,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	17,250,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	17,250,000
Full Over- Allotment [Member] | Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	17,250,000
Full Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(4,312,500)
Full Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(8,625,000)
Full Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(12,937,500)
Full Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(17,250,000)